December 31, 2000                              . Pacific Select Fund

                                               . Pacific Corinthian Variable
                                                 Separate Account of
                                                 Pacific Life Insurance Company





    Annual Reports

 [LOGO OF PACIFIC LIFE WHALE]







                              PACIFIC CORINTHIAN

                               TABLE OF CONTENTS

        PACIFIC SELECT FUND
        Chairman's Letter................................................... A-1

        Performance Discussion.............................................. A-2

        Independent Auditors' Report........................................ B-1

        Financial Statements:

          Statements of Assets and Liabilities.............................. B-2

          Statements of Operations.......................................... B-5

          Statements of Changes in Net Assets............................... B-8

        Financial Highlights................................................ C-1

        Schedules of Investments and Notes.................................. D-1

        Notes to Financial Statements....................................... E-1

        Special Meetings of Shareholders.................................... F-1


        PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

        Independent Auditors' Report........................................ G-1

        Financial Statements:

          Statement of Assets and Liabilities............................... G-2

          Statement of Operations........................................... G-3

          Statement of Changes in Net Assets................................ G-4

        Notes to Financial Statements....................................... H-1

                         INDEPENDENT AUDITORS' REPORT


The Board of Directors
Pacific Life Insurance Company

 We have audited the accompanying statement of assets and liabilities of Pacific Corinthian Variable Separate Account (the "Separate Account") (comprised of Variable Accounts I, II, IV, VII, IX, X, XI, XII, XIII, and XIV) as of December 31, 2000 and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Corinthian Variable Separate Account as of December 31, 2000 and the results of their operations for the year then ended and the changes in their net assets for each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 6, 2001

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
(In thousands)

                           Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable
                           Account  Account  Account  Account  Account  Account  Account  Account  Account  Account
                              I        II       IV      VII       IX       X        XI      XII      XIII     XIV
                         -------------------------------------------------------------------------------------------
ASSETS
Investments:
 Money Market Portfolio.    $2,647
 Equity Portfolio.......            $42,222
 Government Securities
 Portfolio..............                      $1,218
 Equity Income
 Portfolio..............                               $9,242
 Multi-Strategy
 Portfolio..............                                        $6,059
 Managed Bond Portfolio.                                                 $9,628
 High Yield Bond
 Portfolio..............                                                           $134
 Equity Index Portfolio.                                                                   $3,202
 International Value
 Portfolio (1)..........                                                                             $762
 Growth LT Portfolio....                                                                                     $8,635

Receivables:
 Fund shares redeemed...                  1                32
                         -------------------------------------------------------------------------------------------
Total Assets............     2,647   42,223    1,218    9,274    6,059    9,628     134     3,202     762     8,635
                         -------------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                  1                32
 Other Liabilities......         7      105        2       22       10        1                 7       1        18
                         -------------------------------------------------------------------------------------------
Total Liabilities.......         7      106        2       54       10        1                 7       1        18
                         -------------------------------------------------------------------------------------------
NET ASSETS..............    $2,640  $42,117   $1,216   $9,220   $6,049   $9,627    $134    $3,195    $761    $8,617
                         -------------------------------------------------------------------------------------------
Shares Owned in each
Portfolio...............       262    1,616      114      394      394      890      17        94      48       276
                         -------------------------------------------------------------------------------------------
Cost of Investments.....    $2,631  $21,746   $1,172   $5,548   $4,704   $9,419    $159    $2,496    $702    $7,661
                         -------------------------------------------------------------------------------------------

(1) Formerly named International Portfolio.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                           Variable Variable  Variable Variable Variable Variable Variable Variable Variable Variable
                           Account  Account   Account  Account  Account  Account  Account  Account  Account  Account
                              I        II        IV      VII       IX       X        XI      XII      XIII     XIV
                         --------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............     $170     $3,954     $58    $1,010    $669     $214     $15       $74      $31    $1,696

EXPENSES
 Mortality and expense
 risk fees and operating
 expenses...............       35        688      12       127      79       33       2        44       11       128
                         --------------------------------------------------------------------------------------------
Net Investment Income...      135      3,266      46       883     590      181      13        30       20     1,568
                         --------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS
 Net realized gain
 (loss)
 from security
 transactions...........        5      3,677      (4)      699     260       (7)     (8)      (24)     (24)     (310)
 Net unrealized
 appreciation
 (depreciation)
 on investments.........        1    (22,255)     58    (2,424)   (887)     228     (13)     (400)    (115)   (3,896)
                         --------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss)
on Investments..........        6    (18,578)     54    (1,725)   (627)     221     (21)     (424)    (139)   (4,206)
                         --------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS
RESULTING FROM
OPERATIONS..............     $141   ($15,312)   $100     ($842)   ($37)    $402     ($8)    ($394)   ($119)  ($2,638)
                         --------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                                   Variable Variable  Variable Variable Variable Variable Variable Variable Variable Variable
                                   Account  Account   Account  Account  Account  Account  Account  Account  Account  Account
                                      I        II        IV      VII       IX       X        XI      XII      XIII     XIV
                                  --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net investment income......          $135   $3,266       $46     $883     $590     $181     $13       $30     $20    $1,568
 Net realized gain (loss)
 from security
 transactions ..............            5    3,677        (4)     699      260       (7)     (8)      (24)    (24)     (310)
 Net unrealized appreciation
 (depreciation)
 on investments.............             1  (22,255)       58   (2,424)    (887)     228     (13)     (400)   (115)   (3,896)
                                  --------------------------------------------------------------------------------------------
Net Increase (Decrease) in
Net Assets Resulting from
Operations...                          141  (15,312)      100     (842)     (37)     402      (8)     (394)   (119)   (2,638)
                                  --------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS FROM ACCOUNT
TRANSACTIONS
 Transfer of net premiums...                     41                           5        2                         2        11
 Transfers between variable
 accounts, net..............          (486)    (167)      176     (535)    (214)   9,469     (36)      375     307     2,872
 Transfers--policy charges
 and deductions.............           (25)    (591)               (65)     (19)                       (11)             (104)
 Transfers--surrenders......          (347)  (8,392)     (242)  (1,743)  (1,203)    (593)    (15)     (392)   (215)     (903)
 Transfers--other...........            (1)     394        (1)     105        2       51       1         2      18         5
                                  --------------------------------------------------------------------------------------------
Net Increase (Decrease) in
Net Assets Derived from
Account Transactions........          (859)  (8,715)      (67)  (2,238)  (1,429)   8,929     (50)      (26)    112     1,881
                                  --------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
NET ASSETS..................          (718) (24,027)       33   (3,080)  (1,466)   9,331     (58)     (420)     (7)     (757)
                                  --------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Year..........         3,358   66,144     1,183   12,300    7,515      296     192     3,615     768     9,374
                                  --------------------------------------------------------------------------------------------
 End of Year................        $2,640  $42,117    $1,216   $9,220   $6,049   $9,627    $134    $3,195    $761    $8,617
                                  --------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                          Variable Variable  Variable Variable  Variable Variable Variable Variable Variable Variable
                          Account  Account   Account  Account   Account  Account  Account  Account  Account  Account
                             I        II        IV      VII        IX       X        XI      XII      XIII     XIV
                         --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
 Net investment income..    $122   $3,701       $61   $1,135      $586     $24      $18       $12     $21      $311
 Net realized gain
 (loss) from security
 transactions...........       1    4,583        (2)   1,261       388      (9)     (13)       33      (4)       35
 Net unrealized
 appreciation
 (depreciation)
 on investments.........       9   11,036       (97)    (851)     (521)    (26)      (1)      516     109     3,650
                         --------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Resulting from
Operations..............     132   19,320       (38)   1,545       453     (11)       4       561     126     3,996
                         --------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS FROM ACCOUNT
TRANSACTIONS (1)
 Transfer of net
 premiums...............               51                 10         9       5                  8                19
 Transfers between
 variable accounts, net.     (62)    (537)       38     (187)     (192)     77      (39)      592      18     3,044
 Transfers--policy
 charges and deductions.    (586)  (5,646)      (42)  (1,020)   (1,411)    (32)     (58)     (260)    (89)     (359)
 Transfers--surrenders..    (323)  (5,064)       (1)  (2,486)     (191)    (32)     (33)     (184)    (11)     (717)
 Transfers--other.......      (1)    (182)               (23)       (4)                        (2)     (1)      (14)
                         --------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Derived from Account
Transactions............    (972) (11,378)       (5)  (3,706)   (1,789)     18     (130)      154     (83)    1,973
                         --------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........    (840)   7,942       (43)  (2,161)   (1,336)      7     (126)      715      43     5,969
                         --------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Year......   4,198   58,202     1,226   14,461     8,851     289      318     2,900     725     3,405
                         --------------------------------------------------------------------------------------------
 End of Year............  $3,358  $66,144    $1,183  $12,300    $7,515    $296     $192    $3,615    $768    $9,374
                         --------------------------------------------------------------------------------------------

(1) This section has been reclassified to conform with current year presentation.

See Notes to Financial Statements

                 PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

 Pacific Corinthian Variable Separate Account (the "Separate Account") of Pacific Life Insurance Company ("Pacific Life") is a separate investment account originally established by a resolution of the Board of Directors of Pacific Corinthian Life Insurance Company ("PCL").

 PCL, formerly a wholly owned subsidiary of Pacific Life, was a stock life insurance company organized under the laws of the State of California.

 PCL was formed to rehabilitate the business of First Capital Life Insurance Company ("FCL") under a five-year rehabilitation plan ("the Plan"). Under the terms of the Plan, FCL's insurance policies in force, primarily individual annuities and universal life insurance, were restructured and assumed by PCL on December 31, 1992, pursuant to an assumption reinsurance agreement and asset purchase agreement. On September 30, 1997, PCL completed the Plan of FCL. On October 30, 1997, PCL was merged into Pacific Life, with Pacific Life as the surviving entity. The Separate Account remained intact and became a Separate Account of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium deferred annuity and variable accumulation contracts. The assets of the Separate Account are carried at market value.

 The Separate Account which operates as a unit investment trust under the Investment Company Act of 1940, as amended, is divided into subaccounts ("Variable Accounts"). The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund") as follows:

                                           Portfolios
                                           ----------
  Variable Account I             Money Market Portfolio

  Variable Account II            Equity Portfolio

  Variable Account IV            Government Securities Portfolio

  Variable Account VII           Equity Income Portfolio

  Variable Account IX            Multi-Strategy Portfolio

  Variable Account X             Managed Bond Portfolio

  Variable Account XI            High Yield Bond Portfolio

  Variable Account XII           Equity Index Portfolio

  Variable Account XIII          International Value Portfolio *

  Variable Account XIV           Growth LT Portfolio

 * Formerly named International Portfolio.

 Each portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Sections B through E of this report and should be read in conjunction with the Separate Account's financial statements.

 On September 22, 2000, the net assets of the Fund's Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Fund's Managed Bond Portfolio in exchange for the shares of the Managed Bond (the "reorganization"). In connection with the reorganization, a total of 2,015,150 outstanding accumulation units (valued at $9,464,300) of the Bond and Income Variable Account were exchanged for 6,543,824 accumulation units with equal value of the Managed Bond Variable Account.

2. SIGNIFICANT ACCOUNTING POLICIES

 The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

 B. Security Transactions and Investment Income

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

3. DIVIDENDS

 During 2000, the Fund declared dividends for each of the portfolios invested by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

                 PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)


4. CONTRACT CHARGES

 A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.

 An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of Contract administration and is apportioned equally among the Accounts to which the Contract Value is allocated.

 Mortality and expense risks assumed by Pacific Life are compensated for by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account's net assets of which approximately 1.00% is for assuming mortality risks and 0.19% is for assuming expense risks.

 In addition, the Separate Account bears certain of its operating expenses, subject to Pacific Life's guarantee that such expenses will not exceed 0.25% of each Variable Account's average daily net assets annually. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Fund Portfolio, exclusive of advisory and management fees, interest, taxes, brokerage commissions, transaction costs or extraordinary expenses, will not exceed 0.6% of average daily net assets annually after consideration for any adjustment by the Fund's Investment Adviser for Fund expenses in excess of stated expense limitations, except that additional custodial costs associated with holding foreign securities and foreign taxes on dividends, interests and gains will also be excluded with respect to the underlying International Value Portfolio of the Fund. For the year ended December 31, 2000, these operating expenses for each of the Variable Accounts were below the 0.25% expense cap.

5. RELATED PARTY AGREEMENT

 Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.), a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. SELECTED ACCUMULATION UNIT**

 Selected accumulation unit value and unit information as of December 31, 2000 were as follows:

             Accumulation
              Unit Value
             ------------
                            Number of
              At              Units
            Begin-    At   Outstanding
  Variable  ning of End Of  at End of
  Accounts   Year    Year     Year
--------------------------------------
     I      $2.042  $2.142  1,232,687
    II      10.716   7.972  5,282,870
    IV       2.075   2.294    530,091
   VII       3.582   3.336  2,763,434
    IX       2.722   2.710  2,231,990
     X       1.366   1.505  6,397,033
    XI       1.409   1.341     99,592
   XII       3.203   2.871  1,112,903
  XIII       1.816   1.590    478,571
   XIV       5.103   3.948  2,182,735


** Accumulation Unit: unit of measure used to calculate the value of a Contract Owner's interest in a Variable Account during the Accumulation Period.

                 PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)


7. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

 The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk and administrative charges (M&E). A reconciliation of total cost and market value of the Separate Account's investments in the Fund as of December 31, 2000 were as follows (amounts in thousands):

                                                        Variable Accounts
                                              --------------------------------------
                                                 I      II       IV     VII     IX
                                              --------------------------------------
Total cost of investments at beginning of
 year                                          $3,350 $23,904  $ 1,197 $6,308 $5,283
Add: Total net proceeds from policy and M&E
 transactions                                     805     730      212    302    198
    Reinvested distributions from the Fund:
    (a) Net investment income                     170       4       58     91    174
    (b) Net realized gain                               3,950             919    495
                                              --------------------------------------
     Sub-Total                                  4,325  28,588    1,467  7,620  6,150
Less: Cost of investments disposed during
 the year                                       1,694   6,842      295  2,072  1,446
                                              --------------------------------------
Total cost of investments at end of year        2,631  21,746    1,172  5,548  4,704
Add: Unrealized appreciation                       16  20,476       46  3,694  1,355
                                              --------------------------------------
Total market value of investments at end of
 year                                          $2,647 $42,222   $1,218 $9,242 $6,059
                                              --------------------------------------
                                              --------------------------------------
                                                 X      XI       XII    XIII   XIV
                                              --------------------------------------
Total cost of investments at beginning of
 year                                            $316    $205   $2,516   $594 $4,527
Add: Total net proceeds from policy and M&E
 transactions                                   9,540       4      986    400  3,143
     Reinvested distributions from the Fund:
     (a) Net investment income                    214      15       35      1     56
     (b) Net realized gain                                          39     30  1,640
                                              --------------------------------------
     Sub-Total                                 10,070     224    3,576  1,025  9,366
Less: Cost of investments disposed during
 the year                                         651      65    1,080    323  1,705
                                              --------------------------------------
Total cost of investments at end of year        9,419     159    2,496    702  7,661
Add: Unrealized appreciation (depreciation)       209     (25)     706     60    974
                                              --------------------------------------
Total market value of investments at end of
 year                                          $9,628    $134   $3,202   $762 $8,635
                                              --------------------------------------

                                --------------

Annual Reports
as of December 31, 2000

 . Pacific Select Fund

 . Pacific Corinthian Variable
  Separate Account of
  Pacific Life Insurance Company








Accountants
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626


Counsel
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401






Pacific Life Insurance Company
Annuities Division
P.O. Box 7187
Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED







Form No. 1001-1A